Stockholders' Equity and Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Option Activity for Stock Options

The following table sets forth the summary of option activity for the year ended December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2014	607,500	$8.88	6.04
Granted	—	$—	—	$—
Exercised	(2,500)	$7.34		$70
Expired	(5,000)	$37.46
Forfeited	—	$—

Outstanding at December 31, 2014	600,000	$8.65	5.08	$10,574

Exercisable on December 31, 2014	600,000	$8.65	5.08	$10,574

Expected to vest at December 31, 2014	—	$—	—	$—

Summary of Activity for Restricted Stock Grants

The following table sets forth the summary of activity for restricted stock grants for the year ended December 31, 2014:

	2014		2013		2012
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	573,353	$12.51	458,981	$10.85	248,804	$8.43
Granted	138,855	$29.44	215,800	$15.77	288,648	$12.18
Vested	(128,437)	$8.80	(97,928)	$11.78	(72,471)	$7.81
Forfeited	(23,997)	$17.44	(3,500)	$15.66	(6,000)	$10.91

Nonvested at end of year	559,774	$17.35	573,353	$12.51	458,981	$10.85

Market Based Vesting Conditions [Member]
Summary of Option Activity for Stock Options

The following table sets forth the summary of option activity for Company’s stock options with market condition vesting for the year ended December 31, 2014:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2014	100,000	$25.95	3.28
Granted	—	—
Forfeited	—

Outstanding at December 31, 2014	100,000	$25.95	2.28	$32

Exercisable at December 31, 2014	66,666	$25.95	2.28	$21

Expected to vest at December 31, 2014	—	$—	—	$—